Subsequent Events (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 13, 2014 Subsequent Event [Member]	Jan. 23, 2014 Parnell Pharmaceuticals Holdings Pty Ltd [Member] Subsequent Event [Member]	Feb. 04, 2014 Tribute [Member] Subsequent Event [Member]	Jan. 23, 2014 Clients Of SWK Holdings [Member] Parnell Pharmaceuticals Holdings Pty Ltd [Member] Subsequent Event [Member]
Financing Receivable, Gross						$ 25,000
Payments to Acquire Finance Receivables	1,880	7,878	29,630	6,500		10,000	2,000	15,000
Loans and Leases Receivable, Fees Earned but Excluded from Yield						375
Proceeds from Issuance or Sale of Equity					$ 12,500